                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------
                                    FORM 10-D
                                  -------------

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from January 1, 2007 to January 31, 2007

                                  -------------

                                  333-132320-03
                   (COMMISSION FILE NUMBER OF ISSUING ENTITY)

                    HONDA AUTO RECEIVABLES 2006-3 OWNER TRUST
             (EXACT NAME OF ISSUING ENTITY SPECIFIED IN ITS CHARTER)

                                   333-132320
                      (COMMISSION FILE NUMBER OF DEPOSITOR)

                        AMERICAN HONDA RECEIVABLES CORP.
              (EXACT NAME OF DEPOSITOR AS SPECIFIED IN ITS CHARTER)

                       AMERICAN HONDA FINANCE CORPORATION
               (EXACT NAME OF SPONSOR AS SPECIFIED IN ITS CHARTER)

                DELAWARE                                20-6860465
 -------------------------------------    --------------------------------------
    (STATE OR OTHER JURISDICTION OF        (I.R.S EMPLOYER IDENTIFICATION NO.)
  ORGANIZATION OF THE ISSUING ENTITY)

  C/O AMERICAN HONDA RECEIVABLES CORP.
          20800 MADRONA AVENUE
              TORRANCE, CA
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES                   90503
         OF THE ISSUING ENTITY)                         (ZIP CODE)

                                 (310) 972-2511
                     (TELEPHONE NUMBER, INCLUDING AREA CODE)

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 Title of Class   Registered/reporting pursuant to (check one)     Name of exchange
                  Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

   Class A-1          [___]           [___]           [ X ]             [___]
   Class A-2          [___]           [___]           [ X ]             [___]
   Class A-3          [___]           [___]           [ X ]             [___]
   Class A-4          [___]           [___]           [ X ]             [___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No __

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PART I - DISTRIBUTION INFORMATION

ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2006-3 Owner Trust is set
forth in the Servicer's Certificate and Monthly Servicer Report for the February
15, 2007 distribution date, attached as Exhibit 99.1.

PART II - OTHER INFORMATION

ITEM 9. EXHIBITS.

Exhibit 99.1 - Servicer's Certificate and Monthly Servicer Report

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                 HONDA AUTO RECEIVABLES 2006-3 OWNER TRUST

                                 BY:
                                 AMERICAN HONDA FINANCE CORPORATION, AS SERVICER

                                 By:  /s/ Paul Honda
                                    ---------------------

                                 Mr. Paul Honda

Date: February 15, 2007          Assistant Vice President, Assistant Secretary
                                 and Compliance Officer

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EXHIBIT INDEX

EXHIBIT           DESCRIPTION
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99.1              Servicer's Certificate and Monthly Servicer Report for
                  February 15, 2007 distribution date

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